LONG-TERM DEFERRED EXPENSES	12 Months Ended
Dec. 31, 2013
LONG-TERM DEFERRED EXPENSES
10.	LONG-TERM DEFERRED EXPENSES

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Convertible bond issuance costs (Note 22)	4,080	166	27
Arrangement fees for long-term bank borrowings	20,931	9,114	1,506
Others	189	314	52

	25,200	9,594	1,585

During the year ended December 31, 2012 and 2013, the arrangement fees paid for long-term bank borrowings and the issuance costs of convertible bonds were amortized based on the duration of the related bank borrowings and convertible bonds, using the effective interest rate method.